T. ROWE PRICE International Disciplined Equity Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.3%
Common Stocks 1.3%
BHP Group (GBP)  140,865 3,895
Total Australia (Cost
$2,548
)
3,895
BELGIUM 1.8%
Common Stocks 1.8%
Groupe Bruxelles Lambert  59,586 5,274
Total Belgium (Cost
$4,710
)
5,274
CANADA 4.1%
Common Stocks 4.1%
Boardwalk Real Estate Investment Trust (1) 92,600 3,532
Canadian Apartment Properties REIT (1) 93,700 3,549
Sprott Physical Gold & Silver Trust (USD) (2) 314,200 5,257
Total Canada (Cost
$12,902
)
12,338
CHINA 1.0%
Common Stocks 1.0%
Alibaba Group Holding, ADR (USD) (2) 34,492 3,083
Total China (Cost
$3,369
)
3,083
DENMARK 1.1%
Common Stocks 1.1%
H Lundbeck  671,427 3,319
Total Denmark (Cost
$3,786
)
3,319
FINLAND 4.7%
Common Stocks 4.7%
Kojamo  200,466 3,576
Metso Outotec  433,435 3,583
Sampo, Class A  88,317 3,816
UPM-Kymmene  97,884 3,102
Total Finland (Cost
$12,954
)
14,077
T. ROWE PRICE International Disciplined Equity Fund

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 8.1%
Common Stocks 8.1%
EssilorLuxottica  24,200 3,794
Sanofi  45,934 4,565
Schneider Electric  20,505 2,836
TotalEnergies  97,921 5,001
Verallia  140,045 3,585
Wendel  47,414 4,364
Total France (Cost
$20,268
)
24,145
GERMANY 11.7%
Common Stocks 10.2%
BASF  95,656 4,263
Bayer  53,682 3,131
Beiersdorf  29,853 3,079
Continental  60,793 4,331
Deutsche Telekom  134,929 2,563
Knorr-Bremse  62,390 3,717
Munich Re  20,718 4,697
Siemens  40,526 4,520
30,301
Preferred Stocks 1.5%
Henkel  71,703 4,581
4,581
Total Germany (Cost
$37,672
)
34,882
HONG KONG 2.1%
Common Stocks 2.1%
CK Hutchison Holdings  940,472 6,238
Total Hong Kong (Cost
$5,986
)
6,238
ITALY 1.5%
Common Stocks 1.5%
EXOR  64,128 4,510
Total Italy (Cost
$3,493
)
4,510

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 16.0%
Common Stocks 16.0%
Astellas Pharma  192,700 3,018
Hoshizaki  155,800 4,648
Hoya  40,100 4,018
Japan Tobacco  199,400 3,580
Kirin Holdings  308,100 5,068
Mitsubishi  126,600 3,762
Mitsubishi Electric  472,200 4,984
Nippon Telegraph & Telephone  109,800 3,136
Otsuka Holdings  125,200 4,473
Shimano  25,500 4,260
SoftBank Group  83,200 3,495
Suntory Beverage & Food  87,600 3,456
Total Japan (Cost
$47,997
)
47,898
NETHERLANDS 7.9%
Common Stocks 7.9%
ASML Holding  9,358 5,379
HAL Trust  35,033 4,627
Heineken  45,474 4,483
Koninklijke Philips  226,414 4,686
Koninklijke Vopak  60,726 1,409
Prosus  48,751 3,180
Total Netherlands (Cost
$23,453
)
23,764
NORWAY 1.5%
Common Stocks 1.5%
Orkla  506,644 4,373
Total Norway (Cost
$3,850
)
4,373
PHILIPPINES 1.4%
Common Stocks 1.4%
ACEN  1,083,990 165
Ayala  367,900 4,143
Total Philippines (Cost
$6,293
)
4,308

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 3.6%
Common Stocks 3.6%
Amadeus IT Group, Class A (2) 60,758 3,543
Iberdrola  427,348 4,563
Red Electrica  141,842 2,789
Total Spain (Cost
$9,816
)
10,895
SWEDEN 6.4%
Common Stocks 6.4%
Industrivarden, Class C  173,713 4,482
Investor, Class B  228,819 4,270
L E Lundbergforetagen, Class B  93,381 4,432
Millicom International Cellular, SDR (2) 368,911 5,801
Total Sweden (Cost
$17,997
)
18,985
SWITZERLAND 7.4%
Common Stocks 7.4%
Barry Callebaut  1,881 4,168
Cie Financiere Richemont  28,741 3,465
Nestle  39,327 4,819
Novartis  57,015 4,899
Roche Holding  14,527 4,823
Total Switzerland (Cost
$18,561
)
22,174
UNITED KINGDOM 12.1%
Common Stocks 12.1%
Amcor, CDI (AUD)  162,844 2,130
Burberry Group  158,928 3,494
Great Portland Estates  406,595 3,078
GSK  155,230 3,261
HSBC Holdings  779,069 4,880
National Grid  214,900 2,959
Rolls-Royce Holdings (2) 3,370,320 3,684
Smith & Nephew  357,880 4,589
Smiths Group  188,947 3,566
Unilever (EUR)  93,171 4,539
Total United Kingdom (Cost
$35,242
)
36,180

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 13,354,139 13,354
Total Short-Term Investments (Cost $13,354) 13,354
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 2,416,253 2,416
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,416
Total Securities Lending Collateral (Cost $2,416) 2,416
Total Investments in Securities 99.0%
(Cost $286,667) $ 296,108
Other Assets Less Liabilities 1.0% 2,908
Net Assets 100.0% $ 299,016
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2022.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 44++
Totals $ —# $ — $ 44+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 37,272  ¤  ¤ $ 15,770
Total $ 15,770^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,770.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Disciplined Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Disciplined Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F106-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,340 $ 267,417 $ — $ 275,757
Preferred Stocks — 4,581 — 4,581
Short-Term Investments 13,354 — — 13,354
Securities Lending Collateral 2,416 — — 2,416
Total $ 24,110 $ 271,998 $ — $ 296,108